Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ (163,067)	$ 136,909
Other comprehensive income before reclassifications:
Change in fair value of derivatives	(4,447)
Income tax effect	0
Net of tax	(4,447)
Amounts reclassified from accumulated other comprehensive income:
Oil and gas sales	(1,811)
Income tax effect	561
Net of tax	(1,250)
Net other comprehensive loss	(5,697)
Ending balance	(251,095)	(163,067)
Gains and Losses on Cash Flow Hedges
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	947	5,420
Other comprehensive income before reclassifications:
Change in fair value of derivatives	(4,447)	9,991
Income tax effect	1,654	(3,716)
Net of tax	(2,793)	6,275
Amounts reclassified from accumulated other comprehensive income:
Oil and gas sales	(1,811)	(17,114)
Income tax effect	674	6,366
Net of tax	(1,137)	(10,748)
Net other comprehensive loss	(3,930)	(4,473)
Ending balance	(2,983)	947
Change in Valuation Allowance
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	0
Other comprehensive income before reclassifications:
Change in fair value of derivatives	0
Income tax effect	(1,654)
Net of tax	(1,654)
Amounts reclassified from accumulated other comprehensive income:
Oil and gas sales	0
Income tax effect	(113)
Net of tax	(113)
Net other comprehensive loss	(1,767)
Ending balance	(1,767)	0
Total
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	947	5,420
Amounts reclassified from accumulated other comprehensive income:
Ending balance	$ (4,750)	$ 947